RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2014
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 5:-	RELATED PARTY BALANCES AND TRANSACTIONS

a.
The Company carries out transactions with related parties as detailed below. Certain principal shareholders of the Company are also principal shareholders of affiliates known as the RAD-BYNET Group. The Company's transactions with related parties are carried out on an arm's-length basis.

1.
The Company was a party to a distribution agreement with Bynet Electronics Ltd. ("BYNET"), a related party, giving BYNET the exclusive right to distribute the Company's products in Israel.

Revenues related to this distribution agreement are included in Note 5d below as "revenues". The remainder of the amount of "revenues" included in Note 5d  below is comprised of sales of the Company's products to entities within RAD-BYNET Group. These revenues are aggregated for total amount of $ 12 and $ 20 for the six months ended June 30, 2014 and 2013, respectively.

2.
Certain premises occupied by the Company and the US subsidiary are rented from related parties. The US subsidiary also sub-leases certain premises to a related party. The aggregate net amounts for lease payments for the six months ended June 30, 2014 and 2013 were $ 222 and $ 184 respectively.

b.	In December 2012, the Company entered into a consulting agreement with a related party. The expenses incurred for the six months ended June 30, 2014 and 2013 were $ 31 and $ 35, respectively.

c.	Balances with related parties:

	June 30,	December 31,
	2014	2013
	Unaudited
Assets:

Trade	$-	$11
Other account receivables	$128	$-

Liabilities:

Trade	$134	$159
Other account payables and accrued expenses	$20	$46

d.	Transactions with related parties:

	Six months ended June 30,
	2014	2013
	Unaudited

Revenues	$12	$20

Expenses:
Cost of sales	$28	$27

Operating expenses:
Research and development, net	$105	$103
Sales and marketing, net	$85	$64
General and administrative	$35	$25